Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 22, 2018
Registrant Name	ARBITRAGE FUNDS
Central Index Key	0001105076
Amendment Flag	false
Document Creation Date	Jun. 22, 2018
Document Effective Date	Jun. 22, 2018
Prospectus Date	Sep. 30, 2017
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class R
Prospectus:
Trading Symbol	ARCFX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	ACFIX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	ARCCX
THE ARBITRAGE CREDIT OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	AGCAX